Investors In Millburn Multi-Markets Trading L.P. (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 9,961,404	$ 33,278,277
Direct investors [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	[1]	9,224,590	5,018,975
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		736,814	659,683
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable			$ 27,599,619

[1]	Includes profit share to the General Partner of $9,224,590 at December 31, 2019. Includes profit share to the General Partner of $4,993,975 and a limited partner redemption of $25,000, totaling $5,018,975 at December 31, 2018.